Schedule of Warrant Activity (Details) - Warrant [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares, outstanding, beginning balance	1,359,375	1,359,375	1,359,375
Weighted average exercise price per share, outstanding, beginning balance	0.80	0.80	0.80
Weighted average remaining life (years), outstanding		11 months 4 days	7 months 20 days	11 months 23 days
Number of shares, granted
Weighted average exercise price per share, granted
Number of shares, forfeited
Weighted average exercise price per share, forfeited
Number of shares, outstanding, ending balance		1,359,375	1,359,375	1,359,375
Weighted average exercise price per share, outstanding, ending balance		0.80	0.80	0.80
Number of shares, exercised	(1,359,375)
Weighted average exercise price per share, exercised	0.80